Fees Summary	Apr. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,260,490
Previously Paid Amount	0.00
Total Fee Amount	1,555.07
Total Offset Amount	0.00
Net Fee	1,555.07
Narrative - Max Aggregate Offering Price	$ 11,260,490
Final Prospectus	true